Note 9 - Other Expenses - Components of General and Administrative Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
General and administrative excluding salaries	$ 853	$ 712	$ 3,149	$ 1,980
Salaries	503	483	1,577	1,784
Stock-based payment financing fees (note 6(a)(iii)			600
Stock-based compensation	644	112	2,869	498
Depreciation and amortization	20	12	38	40
General and administrative	$ 2,020	$ 1,319	$ 8,233	$ 4,302